FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Years Ended December 31, 2020 and 2019

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Financial Statements

Years Ended December 31, 2020 and 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Merrill Lynch Life Variable Annuity Separate Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account indicated in the table below as of December 31, 2020, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

BlackRock Advantage Large Cap Core V.I. Class I Shares	BlackRock High Yield V.I. Class I Shares
BlackRock Advantage U.S. Total Market V.I. Class I Shares	BlackRock International V.I. Class I Shares
BlackRock Basic Value V.I. Class I Shares	BlackRock Managed Volatility V.I. Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock S&P 500 Index V.I. Class I Shares
BlackRock Government Money Market V.I. Class I Shares	BlackRock Total Return V.I. Class I Shares

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 21, 2021

We have served as the auditor of one or more of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account since 2014.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
BlackRock Advantage Large Cap Core V.I. Class I Shares	223,432.873	$6,481,274	$6,678,409	$(52)	$6,678,357	18,033	$342.157560	$402.925578
BlackRock Advantage U.S. Total Market V.I. Class I Shares	69,195.287	1,629,008	1,902,178	(77)	1,902,101	7,244	247.069607	296.117804
BlackRock Basic Value V.I. Class I Shares	31,923.538	476,168	433,522	81	433,603	8,685	47.193049	50.701888
BlackRock Global Allocation V.I. Class I Shares	211,977.985	3,450,486	4,131,451	-	4,131,451	100,230	40.001223	42.975140
BlackRock Government Money Market V.I. Class I Shares	1,110,018.933	1,110,019	1,110,019	(12)	1,110,007	40,662	25.791319	28.935738
BlackRock High Yield V.I. Class I Shares	219,014.331	1,502,393	1,655,748	6,964	1,662,712	9,236	159.727832	183.873513
BlackRock International V.I. Class I Shares	5,814.398	65,686	82,971	-	82,971	3,238	24.933764	26.441234
BlackRock Managed Volatility V.I. Class I Shares	55,261.139	678,682	730,000	6	730,006	17,758	38.795910	42.746916
BlackRock S&P 500 Index V.I. Class I Shares	55,410.638	1,254,187	1,511,602	87	1,511,689	26,984	54.815204	58.884665
BlackRock Total Return V.I. Class I Shares	71,138.968	837,473	882,123	1,497	883,620	10,279	80.330553	90.965376

See accompanying notes.

2

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	BlackRock Advantage Large Cap Core V.I. Class I Shares	BlackRock Advantage U.S. Total Market V.I. Class I Shares	BlackRock Basic Value V.I. Class I Shares	BlackRock Global Allocation V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2018:	$5,605,536	$1,840,697	$492,112	$3,742,631

Investment Income:
Reinvested Dividends	86,860	30,039	13,125	48,697
Investment Expense:
Mortality and Expense Risk and Administrative Charges	71,566	21,798	6,031	45,316

Net Investment Income (Loss)	15,294	8,241	7,094	3,381

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	338,058	144,067	46,248	128,773
Realized Gain (Loss) on Investments	(75,184)	93,213	(2,469)	33,786

Net Realized Capital Gains (Losses) on Investments	262,874	237,280	43,779	162,559
Net Change in Unrealized Appreciation (Depreciation)	1,210,464	207,811	57,779	426,017

Net Gain (Loss) on Investment	1,473,338	445,091	101,558	588,576

Net Increase (Decrease) in Net Assets Resulting from Operations	1,488,632	453,332	108,652	591,957

Increase (Decrease) in Net Assets from Contract Transactions	(503,500)	(435,975)	(24,307)	(364,945)

Total Increase (Decrease) in Net Assets	985,132	17,357	84,345	227,012

Net Assets as of December 31, 2019:	$6,590,668	$1,858,054	$576,457	$3,969,643

Investment Income:
Reinvested Dividends	68,031	19,433	10,268	47,468
Investment Expense:
Mortality and Expense Risk and Administrative Charges	71,208	21,336	5,279	43,996

Net Investment Income (Loss)	(3,177)	(1,903)	4,989	3,472

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	542,206	112,484	11,715	194,623
Realized Gain (Loss) on Investments	(88,503)	90,875	(31,827)	44,680

Net Realized Capital Gains (Losses) on Investments	453,703	203,359	(20,112)	239,303
Net Change in Unrealized Appreciation (Depreciation)	657,838	109,679	12,719	403,269

Net Gain (Loss) on Investment	1,111,541	313,038	(7,393)	642,572

Net Increase (Decrease) in Net Assets Resulting from Operations	1,108,364	311,135	(2,404)	646,044

Increase (Decrease) in Net Assets from Contract Transactions	(1,020,675)	(267,088)	(140,450)	(484,236)

Total Increase (Decrease) in Net Assets	87,689	44,047	(142,854)	161,808

Net Assets as of December 31, 2020:	$6,678,357	$1,902,101	$433,603	$4,131,451

See Accompanying Notes.
(1) See Footnote 1	3

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	BlackRock Government Money Market V.I. Class I Shares	BlackRock High Yield V.I. Class I Shares	BlackRock International V.I. Class I Shares	BlackRock Managed Volatility V.I. Class I Shares	BlackRock S&P 500 Index V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2018:	$882,110	$1,500,551	$72,697	$741,861	$972,309

Investment Income:
Reinvested Dividends	15,268	85,847	1,032	24,696	26,976
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,272	16,751	1,004	8,153	14,055

Net Investment Income (Loss)	6,996	69,096	28	16,543	12,921

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	61	70,565
Realized Gain (Loss) on Investments	-	(1,272)	277	3,831	16,824

Net Realized Capital Gains (Losses) on Investments	-	(1,272)	277	3,892	87,389
Net Change in Unrealized Appreciation (Depreciation)	-	140,026	21,763	(13,816)	196,334

Net Gain (Loss) on Investment	-	138,754	22,040	(9,924)	283,723

Net Increase (Decrease) in Net Assets Resulting from Operations	6,996	207,850	22,068	6,619	296,644

Increase (Decrease) in Net Assets from Contract Transactions	(183,899)	(120,151)	(789)	(18,320)	68,675

Total Increase (Decrease) in Net Assets	(176,903)	87,699	21,279	(11,701)	365,319

Net Assets as of December 31, 2019:	$705,207	$1,588,250	$93,976	$730,160	$1,337,628

Investment Income:
Reinvested Dividends	2,881	64,994	377	27,883	23,877
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,945	13,223	1,027	8,021	15,659

Net Investment Income (Loss)	(9,064)	51,771	(650)	19,862	8,218

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	44	-	1,507	-	87,284
Realized Gain (Loss) on Investments	-	37,003	8,553	3,347	10,307

Net Realized Capital Gains (Losses) on Investments	44	37,003	10,060	3,347	97,591
Net Change in Unrealized Appreciation (Depreciation)	-	98,493	7,011	(5,806)	98,758

Net Gain (Loss) on Investment	44	135,496	17,071	(2,459)	196,349

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,020)	187,267	16,421	17,403	204,567

Increase (Decrease) in Net Assets from Contract Transactions	413,820	(112,805)	(27,426)	(17,557)	(30,506)

Total Increase (Decrease) in Net Assets	404,800	74,462	(11,005)	(154)	174,061

Net Assets as of December 31, 2020:	$1,110,007	$1,662,712	$82,971	$730,006	$1,511,689

See Accompanying Notes.
(1) See Footnote 1	4

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

BlackRock Total Return V.I. Class I Shares
Subaccount
Net Assets as of December 31, 2018:	$1,037,387

Investment Income:
Reinvested Dividends	29,644
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,418

Net Investment Income (Loss)	18,226

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,224
Realized Gain (Loss) on Investments	13,766

Net Realized Capital Gains (Losses) on Investments	16,990
Net Change in Unrealized Appreciation (Depreciation)	46,434

Net Gain (Loss) on Investment	63,424

Net Increase (Decrease) in Net Assets Resulting from Operations	81,650

Increase (Decrease) in Net Assets from Contract Transactions	(165,864)

Total Increase (Decrease) in Net Assets	(84,214)

Net Assets as of December 31, 2019:	$953,173

Investment Income:
Reinvested Dividends	20,753
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,761

Net Investment Income (Loss)	9,992

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	42,421
Realized Gain (Loss) on Investments	18,340

Net Realized Capital Gains (Losses) on Investments	60,761
Net Change in Unrealized Appreciation (Depreciation)	(82)

Net Gain (Loss) on Investment	60,679

Net Increase (Decrease) in Net Assets Resulting from Operations	70,671

Increase (Decrease) in Net Assets from Contract Transactions	(140,224)

Total Increase (Decrease) in Net Assets	(69,553)

Net Assets as of December 31, 2020:	$883,620

See Accompanying Notes.
(1) See Footnote 1	5

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2020

1. Organization

Merrill Lynch Life Variable Annuity Separate Account (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Portfolio Plus®.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Class I Shares	BlackRock Advantage Large Cap Core V.I. Fund Class I Shares
BlackRock Advantage U.S. Total Market V.I. Class I Shares	BlackRock Advantage U.S. Total Market V.I. Fund Class I Shares
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares
BlackRock Government Money Market V.I. Class I Shares	BlackRock Government Money Market V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares
BlackRock International V.I. Class I Shares	BlackRock International V.I. Fund Class I Shares
BlackRock Managed Volatility V.I. Class I Shares	BlackRock Managed Volatility V.I. Fund Class I Shares
BlackRock S&P 500 Index V.I. Class I Shares	BlackRock S&P 500 Index V.I. Fund Class I Shares
BlackRock Total Return V.I. Class I Shares	BlackRock Total Return V.I. Fund Class I Shares

6

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2020

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2020.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2020.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2020

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Subaccount	Purchases	Sales
BlackRock Advantage Large Cap Core V.I. Class I Shares	$638,231	$1,119,870
BlackRock Advantage U.S. Total Market V.I. Class I Shares	215,488	371,984
BlackRock Basic Value V.I. Class I Shares	25,584	149,331
BlackRock Global Allocation V.I. Class I Shares	285,140	571,280
BlackRock Government Money Market V.I. Class I Shares	531,953	127,153
BlackRock High Yield V.I. Class I Shares	1,178,062	1,239,324
BlackRock International V.I. Class I Shares	1,884	28,453
BlackRock Managed Volatility V.I. Class I Shares	27,883	25,578
BlackRock S&P 500 Index V.I. Class I Shares	251,496	186,513
BlackRock Total Return V.I. Class I Shares	63,712	150,969

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

BlackRock Advantage Large Cap Core V.I. Class I Shares	89	(3,131)	(3,042)	242	(1,964)	(1,722)
BlackRock Advantage U.S. Total Market V.I. Class I Shares	323	(1,490)	(1,167)	119	(2,085)	(1,966)
BlackRock Basic Value V.I. Class I Shares	83	(3,366)	(3,283)	-	(539)	(539)
BlackRock Global Allocation V.I. Class I Shares	1,132	(16,378)	(15,246)	280	(11,534)	(11,254)
BlackRock Government Money Market V.I. Class I Shares	20,321	(4,395)	15,926	405	(7,321)	(6,916)
BlackRock High Yield V.I. Class I Shares	6,962	(7,104)	(142)	149	(934)	(785)
BlackRock International V.I. Class I Shares	-	(1,187)	(1,187)	-	(45)	(45)
BlackRock Managed Volatility V.I. Class I Shares	-	(426)	(426)	-	(442)	(442)
BlackRock S&P 500 Index V.I. Class I Shares	3,410	(4,281)	(871)	2,897	(1,235)	1,662
BlackRock Total Return V.I. Class I Shares	-	(1,641)	(1,641)	265	(2,391)	(2,126)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

BlackRock Advantage Large Cap Core V.I. Class I Shares	$29,324	$(1,049,999)	$(1,020,675)	$76,318	$(579,818)	$(503,500)
BlackRock Advantage U.S. Total Market V.I. Class I Shares	83,764	(350,852)	(267,088)	27,262	(463,237)	(435,975)
BlackRock Basic Value V.I. Class I Shares	3,625	(144,075)	(140,450)	-	(24,307)	(24,307)
BlackRock Global Allocation V.I. Class I Shares	43,510	(527,746)	(484,236)	9,526	(374,471)	(364,945)
BlackRock Government Money Market V.I. Class I Shares	529,106	(115,286)	413,820	11,418	(195,317)	(183,899)
BlackRock High Yield V.I. Class I Shares	1,113,511	(1,226,316)	(112,805)	25,146	(145,297)	(120,151)
BlackRock International V.I. Class I Shares	-	(27,426)	(27,426)	-	(789)	(789)
BlackRock Managed Volatility V.I. Class I Shares	-	(17,557)	(17,557)	-	(18,320)	(18,320)
BlackRock S&P 500 Index V.I. Class I Shares	140,393	(170,899)	(30,506)	120,871	(52,196)	68,675
BlackRock Total Return V.I. Class I Shares	-	(140,224)	(140,224)	22,163	(188,027)	(165,864)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BlackRock Advantage Large Cap Core V.I. Class I Shares
12/31/2020	18,033	$402.93	to	$342.16	$6,678,357	1.10%	1.00%	to	1.30%	18.60%	to	18.25%
12/31/2019	21,075	339.72	to	289.35	6,590,668	1.39	1.00	to	1.30	27.64	to	27.26
12/31/2018	22,797	266.15	to	227.37	5,605,536	1.46	1.00	to	1.30	(6.17)	to	(6.45)
12/31/2017	24,751	283.66	to	243.06	6,498,255	1.31	1.00	to	1.30	21.12	to	20.76
12/31/2016	27,208	234.20	to	201.28	5,939,944	1.14	1.00	to	1.30	9.46	to	9.13

BlackRock Advantage U.S. Total Market V.I. Class I Shares
12/31/2020	7,244	296.12	to	247.07	1,902,101	1.09	1.00	to	1.30	18.77	to	18.41
12/31/2019	8,411	249.32	to	208.65	1,858,054	1.63	1.00	to	1.30	27.70	to	27.31
12/31/2018	10,377	195.25	to	163.89	1,840,697	1.27	1.00	to	1.30	(7.33)	to	(7.61)
12/31/2017	11,135	210.69	to	177.38	2,139,043	0.92	1.00	to	1.30	12.92	to	12.58
12/31/2016	12,166	186.58	to	157.55	2,082,553	0.27	1.00	to	1.30	22.42	to	22.06

BlackRock Basic Value V.I. Class I Shares
12/31/2020	8,685	50.70	to	47.19	433,603	2.16	1.00	to	1.30	2.40	to	2.09
12/31/2019	11,968	49.51	to	46.23	576,457	2.43	1.00	to	1.30	22.68	to	22.31
12/31/2018	12,507	40.36	to	37.79	492,112	1.62	1.00	to	1.30	(8.77)	to	(9.04)
12/31/2017	15,951	44.24	to	41.55	689,903	1.51	1.00	to	1.30	7.17	to	6.85
12/31/2016	17,150	41.28	to	38.89	694,363	1.55	1.00	to	1.30	17.01	to	16.66

BlackRock Global Allocation V.I. Class I Shares
12/31/2020	100,230	42.98	to	40.00	4,131,451	1.27	1.00	to	1.30	19.80	to	19.45
12/31/2019	115,476	35.87	to	33.49	3,969,643	1.27	1.00	to	1.30	16.82	to	16.47
12/31/2018	126,730	30.71	to	28.75	3,742,631	0.92	1.00	to	1.30	(8.26)	to	(8.54)
12/31/2017	143,400	33.47	to	31.44	4,617,413	1.28	1.00	to	1.30	12.73	to	12.39
12/31/2016	160,012	29.69	to	27.97	4,584,619	1.29	1.00	to	1.30	3.08	to	2.77

BlackRock Government Money Market V.I. Class I Shares
12/31/2020	40,662	28.94	to	25.79	1,110,007	0.27	1.00	to	1.30	(0.66)	to	(0.96)
12/31/2019	24,736	29.13	to	26.04	705,207	1.98	1.00	to	1.30	0.96	to	0.66
12/31/2018	31,652	28.85	to	25.87	882,110	1.60	1.00	to	1.30	0.59	to	0.29
12/31/2017	26,042	28.68	to	25.80	735,325	0.63	1.00	to	1.30	(0.35)	to	(0.65)
12/31/2016	31,452	28.78	to	25.97	892,912	0.13	1.00	to	1.30	(0.87)	to	(1.16)

BlackRock High Yield V.I. Class I Shares
12/31/2020	9,236	183.87	to	159.73	1,662,712	5.20	1.00	to	1.30	6.22	to	5.91
12/31/2019	9,378	173.10	to	150.82	1,588,250	5.40	1.00	to	1.30	14.14	to	13.80
12/31/2018	10,163	151.65	to	132.53	1,500,551	5.48	1.00	to	1.30	(3.63)	to	(3.92)
12/31/2017	10,638	157.36	to	137.94	1,624,505	5.17	1.00	to	1.30	6.25	to	5.94
12/31/2016	11,069	148.10	to	130.21	1,590,462	5.46	1.00	to	1.30	11.79	to	11.46

BlackRock International V.I. Class I Shares
12/31/2020	3,238	26.44	to	24.93	82,971	0.44	1.00	to	1.30	20.11	to	19.76
12/31/2019	4,425	22.01	to	20.82	93,976	1.22	1.00	to	1.30	30.81	to	30.42
12/31/2018	4,470	16.83	to	15.96	72,697	2.50	1.00	to	1.30	(22.61)	to	(22.84)
12/31/2017	5,415	21.74	to	20.69	113,733	-	1.00	to	1.30	29.81	to	29.42
12/31/2016	10,388	16.75	to	15.99	170,908	1.73	1.00	to	1.30	(0.61)	to	(0.90)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BlackRock Managed Volatility V.I. Class I Shares
12/31/2020	17,758	$42.75	to	$38.80	$730,006	3.89%	1.00%	to	1.30%	2.54%	to	2.23%
12/31/2019	18,184	41.69	to	37.95	730,160	3.38	1.00	to	1.30	1.02	to	0.71
12/31/2018	18,626	41.27	to	37.68	741,861	1.81	1.00	to	1.30	0.01	to	(0.29)
12/31/2017	19,143	41.26	to	37.79	763,757	0.35	1.00	to	1.30	3.94	to	3.63
12/31/2016	19,402	39.70	to	36.47	745,910	0.83	1.00	to	1.30	0.70	to	0.39

BlackRock S&P 500 Index V.I. Class I Shares
12/31/2020	26,984	58.88	to	54.82	1,511,689	1.83	1.00	to	1.30	17.06	to	16.71
12/31/2019	27,855	50.30	to	46.97	1,337,628	2.29	1.00	to	1.30	30.04	to	29.65
12/31/2018	26,193	38.68	to	36.23	972,309	0.99	1.00	to	1.30	(5.56)	to	(5.85)
12/31/2017	34,933	40.96	to	38.48	1,378,671	1.77	1.00	to	1.30	20.30	to	19.94
12/31/2016	35,147	34.05	to	32.08	1,155,750	1.89	1.00	to	1.30	10.49	to	10.16

BlackRock Total Return V.I. Class I Shares
12/31/2020	10,279	90.97	to	80.33	883,620	2.18	1.00	to	1.30	7.81	to	7.48
12/31/2019	11,920	84.38	to	74.74	953,173	2.94	1.00	to	1.30	8.40	to	8.08
12/31/2018	14,046	77.84	to	69.15	1,037,387	2.78	1.00	to	1.30	(1.45)	to	(1.75)
12/31/2017	15,860	78.98	to	70.38	1,185,199	2.52	1.00	to	1.30	2.57	to	2.26
12/31/2016	20,839	77.01	to	68.83	1,533,563	2.03	1.00	to	1.30	1.74	to	1.43

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2020

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.00% to 1.30% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2020

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.